UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Members' Units Revision of Prior Period, Adjustment	Members' Units	Common Stock Revision of Prior Period, Adjustment	Common Stock	Treasury Stock	Paid-in Capital Revision of Prior Period, Adjustment	Paid-in Capital	Retained Earnings (Accumulated Deficit)	Revision of Prior Period, Adjustment	Total
Beginning balance at Dec. 31, 2022		$ (3,786,949)
Beginning balance (Units) at Dec. 31, 2022		5,000,000
Member's Equity
Members' contributions							$ 145,500			$ 145,500
Member's withdrawals							(59,294)			(59,294)
Ending balance at Dec. 31, 2023	$ 3,786,949
Ending balance (units) at Dec. 31, 2023	(5,000,000)
Balance at the beginning at Dec. 31, 2022				$ 517			(3,701,260)			(3,700,743)
Balance at the beginning (in shares) at Dec. 31, 2022				5,170,134
Shareholders' Equity
Sale of common stock				$ 46			1,565,182			1,565,228
Sale of common stock (Shares)				462,437
Common shares issued for services				$ 74			2,498,926			2,499,000
Common shares issued for services (Shares)				738,295
Conversion of Series X preferred stock				$ 1						1
Conversion of Series X preferred stock (Shares)				5,170
Net loss								$ 10,145		10,145
Balance at the end at Dec. 31, 2023			$ 517	$ 643		$ (3,787,466)	517,843	10,145	$ (3,786,949)	528,631
Balance at the end (in shares) at Dec. 31, 2023			5,170,134	6,421,829
Shareholders' Equity
Sale of common stock				$ 1			11,999			12,000
Sale of common stock (Shares)				3,546
Net loss								(859,032)		(859,032)
Balance at the end at Mar. 31, 2024				$ 644			529,842	(848,887)		(318,401)
Balance at the end (in shares) at Mar. 31, 2024				6,425,375
Beginning balance at Dec. 31, 2023	$ 3,786,949
Beginning balance (Units) at Dec. 31, 2023	(5,000,000)
Balance at the beginning at Dec. 31, 2023			$ 517	$ 643		$ (3,787,466)	517,843	10,145	$ (3,786,949)	528,631
Balance at the beginning (in shares) at Dec. 31, 2023			5,170,134	6,421,829
Shareholders' Equity
Sale of common stock				$ 1			11,999			12,000
Sale of common stock (Shares)				3,546
Issuance of stock upon Business Combination				$ 296			(2,324,114)			(2,323,818)
Issuance of stock upon Business Combination (Shares)				2,956,293
Stock-based compensation				$ 74			6,469,842			6,469,916
Stock-based compensation (Shares)				742,234
Withholding tax liability for shares issued to foreign investors					$ (17)		(594,544)			(594,561)
Withholding tax liability for shares issued to foreign investors (Shares)					(174,358)
Debt issuance costs				$ 55			1,892,266			1,892,321
Debt issuance costs (Shares)				550,000
Issuance of warrants				$ 0	$ 0		2,089,126	0		2,089,126
Net loss								(13,782,384)		(13,782,384)
Balance at the end at Dec. 31, 2024				$ 1,318	$ (17)		11,722,100	(13,772,239)		$ (2,048,838)
Balance at the end (in shares) at Dec. 31, 2024				13,165,152
Shareholders' Equity
Treasury stock, shares					(174,358)					174,358
Sale of common stock				$ 84			2,198,359			$ 2,198,443
Sale of common stock (Shares)				835,000
Common shares issued for services				$ 12			423,738			423,750
Common shares issued for services (Shares)				125,000
Net loss								(3,320,256)		(3,320,256)
Balance at the end at Mar. 31, 2025				$ 1,414	$ (17)		$ 14,344,197	$ (17,092,495)		$ (2,746,901)
Balance at the end (in shares) at Mar. 31, 2025				14,125,152
Shareholders' Equity
Treasury stock, shares					(174,358)					174,358